Reconciliation of Effective Income Tax Provision of Tax Computed By Applying Statutory Income Tax Rate to Pre-Tax Income (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares
Income Tax Disclosure [Abstract]
Expected taxation at PRC statutory tax rate		¥ 5,773	$ 885	¥ (85)	¥ 6,831
Effect of differing tax rates in different jurisdictions		208	32	3,299	493
Non-taxable income		(995)	(152)	(419)	(1,555)
Non-deductible expenses		3,416	523	2,124	935
Research and development super-deduction		(1,549)	(237)	(1,245)	(1,047)
Effect of PRC preferential tax rates and tax holiday		(2,891)	(443)	(1,327)	(2,250)
Effect of tax rate changes on deferred taxes		(5)	(1)	9	0
Reversal of prior year's EIT		(951)	(146)	(1,134)	(616)
PRC withholding tax		122	19	(224)	553
Addition to valuation allowance		936	143	950	1,399
Taxation for the year		¥ 4,064	$ 623	¥ 1,948	¥ 4,743
Effective tax rate		18.00%	18.00%	(573.00%)	17.00%
Effect of preferential tax rates inside the PRC on basic earnings per Class A and Class B ordinary share | (per share)	[1]	¥ 1.06	$ 0.16	¥ 0.49	¥ 0.81

[1]	Effect of preferential tax rates inside the PRC on basic earnings per Class A and Class B ordinary share for the years ended December 31, 2018, 2019 and 2020 have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that became effective on March 1, 2021, as detailed in Note 1 and Note 21